SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 NOK (kr)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Debt Instrument [Line Items]
Annual efficiency rating				0.02
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Lease Debt Financing | kr		kr 700						kr 700
Repurchase amount		695	$ 62.8
Loss on repurchase of debt	$ 0.4
Long-term debt					kr 695	$ 68.4
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
Lease Debt Financing | kr		600					kr 600
Repurchase amount		20	1.9
Loss on repurchase of debt	$ (0.0)
Long-term debt		kr 570	53.4		kr 590	58.1
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
Lease Debt Financing				$ 150.0
Long-term debt			$ 150.0			$ 0.0
Senior unsecured convertible notes interest rate (in percentage)		8.25%	8.25%	8.25%